Other Balance Sheet Components - Property and Equipment, Net Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, net
Depreciation expense	$ 2.2	$ 2.3
Leasehold improvements
Property and Equipment, net
Impairment charge	$ 0.2